Additional Notes - Summary of Credit risk - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Risk [Line Items]
Maximum credit risk corresponded to carrying amounts of debt instruments	€ 25.6	€ 330.8
Rent deposits [member]
Credit Risk [Line Items]
Maximum credit risk of financial guarantees	€ 4.1	€ 1.4
Customer 1 [Member]
Credit Risk [Line Items]
Percentage of accounts receivable	36.00%	78.00%	45.00%
Customer 2 [Member]
Credit Risk [Line Items]
Percentage of accounts receivable	14.00%	14.00%	31.00%
Customer 3 [Member]
Credit Risk [Line Items]
Percentage of accounts receivable	9.00%	1.00%	13.00%